Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000014885
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	21.61%	5.88%	3.79%
C000014888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	27.03%	6.34%	3.62%
C000148173
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014889
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000070263
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000014885
Average Annual Return [Line Items]
Average Annual Return, Percent	29.03%	7.15%	4.40%
Without Sales Load [Member] | C000014888
Average Annual Return [Line Items]
Average Annual Return, Percent	28.03%	6.34%	3.62%
Without Sales Load [Member] | C000148173
Average Annual Return [Line Items]
Average Annual Return, Percent	29.36%	7.45%	4.74%
Without Sales Load [Member] | C000014889
Average Annual Return [Line Items]
Average Annual Return, Percent	29.34%	7.41%	4.67%
Without Sales Load [Member] | C000070263
Average Annual Return [Line Items]
Average Annual Return, Percent	29.37%	7.41%	4.69%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	32.79%	11.08%	9.06%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Average Annual Return, Percent	29.93%	7.98%	7.66%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Average Annual Return, Percent	29.93%	7.98%	7.66%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Average Annual Return, Percent	29.93%	7.98%	7.66%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Average Annual Return, Percent	29.93%	7.98%	7.66%
DWS Index: S&P® Developed SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Developed SmallCap Index
Average Annual Return, Percent	29.93%	7.98%	7.66%